Stock Option Plans and Stock Based Compensation Level 4 (Details) - Restricted Unit Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4,799,500	1,369,567
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 2.07	$ 4.66
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	3,705,294
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(220,395)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(54,966)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 4.73
Restricted Stock Units (RSUs) [Member]
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 1 month
Hexion LLC 2004 Deferred Compensation Plan [Member]
Schedule of Restricted Stock [Line Items]
Deferred common stock units granted	1,007,944
Undistributed Units	713,023